SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Partnership Interest [Member] - Millburn Multi-Markets Trading L.P. [Member] - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Management Fees		$ 4,995,736	$ 5,740,061
U.S. Feeder [Member]
Management Fees		2,385,044	2,403,587
Cayman Feeder [Member]
Management Fees		2,415,817	3,171,460
Other [Member]
Management Fees	[1]	$ 194,875	$ 165,014

[1]	Direct investors in the Partnership